VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.3 - Schedule 2

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / Waived By	Waiver in File?
(REDACTED)	52467719	Closed	2023-02-13 23:21	2023-03-09 21:49	Resolved	1 - Information	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-The lease agreement and copy of canceled checks were provided to confirm the additional six months of housing history. - Due Diligence Vendor-03/09/2023
Ready for Review-Document Uploaded. Please find attached copy of checks to satisfy VOR history. - Seller-03/09/2023
Counter- - Due Diligence Vendor-03/09/2023
Unable to Resolve-Unable to Resolve-Requesting for an exception on this condition.
Borrower has 5 months VOM
Low DTI, excellent FICO, job stability  - Seller-02/23/2023
Acknowledged-Acknowledging an exception for less than 12 months of housing history. The borrower has owned the property since XX/XX/XXXX. The credit report reflects 6 months of payments paid as agreed for the $XXX,XXX mortgage with a $X,XXX payment.  - Due Diligence Vendor-02/23/2023
Open-Housing History Does Not Meet Guideline Requirements The applicable guidelines require a 12 month housing history. The final application indicates the borrower has occupied the current residence for six months and the mortgage is reporting six months paid as agreed on the credit report dated 1/25/2003. Please provide evidence of a satisfactory housing history for the previous six months. - Due Diligence Vendor-02/13/2023	Ready for Review-Document Uploaded. Please find attached copy of checks to satisfy VOR history. - Seller-03/09/2023

 Unable to Resolve-Unable to Resolve-Requesting for an exception on this condition.
Borrower has 5 months VOM
Low DTI, excellent FICO, job stability  - Seller-02/23/2023

Resolved-The lease agreement and copy of canceled checks were provided to confirm the additional six months of housing history. - Due Diligence Vendor-03/09/2023
 Acknowledged-Acknowledging an exception for less than 12 months of housing history. The borrower has owned the property sinceXX/XX/XXXX. The credit report reflects 6 months of payments paid as agreed for the $XXX,XXX mortgage with a $X,XXX payment.  - Due Diligence Vendor-02/23/2023
															(REDACTED) VOR - copy of checks.pdf			XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	52467719	Closed	2023-02-14 15:56	2023-02-16 17:21	Acknowledged	2 - Non-Material	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Acknowledged-Acknowledged exception for use of bank statement income from analysis versus the lower initial 1003 income. - Due Diligence Vendor-02/16/2023
Ready for Review-Please be advised that the 1008 in the file has always reflected the higher income. The initial 1003 contains information gathered in the beginning in which all updates (ie asset, income information etc) are all reflected on the final 1003. - Seller-02/16/2023
Counter-An exception would be required since the lower income was already disclosed on the initial 1003. - Due Diligence Vendor-02/16/2023
Ready for Review-Document Uploaded. Please find attached the updated 1008 and 1003 with the qualified income which is $XX,XXX - Seller-02/15/2023
Open-Audited DTI of XX.XX% exceeds Guideline DTI of XX% Section 8.5.1 of the applicable guidelines indicates bank statements (personal and/or business) may be used as an alternative to tax returns to document a self-employed borrower's income and the lower of the stated income on the initial 1003 or UW income analysis is used to qualify. As such, the stated income of $XX,XXX reflected on the initial 1003 would be used to qualify resulting in a re-calculated DTI of XX.XX%. Please provide evidence of an exception to use the UW income analysis documented with proper authorization prior to origination. - Due Diligence Vendor-02/14/2023	Ready for Review-Please be advised that the 1008 in the file has always reflected the higher income. The initial 1003 contains information gathered in the beginning in which all updates (ie asset, income information etc) are all reflected on the final 1003. - Seller-02/16/2023
 Ready for Review-Document Uploaded. Please find attached the updated 1008 and 1003 with the qualified income which is $XX,XXX - Seller-02/15/2023
														Acknowledged-Acknowledged exception for use of bank statement income from analysis versus the lower initial 1003 income. - Due Diligence Vendor-02/16/2023	_1003_19_pdf.pdf LOAN TRANSMITTAL 1008.pdf		Bank statements support income; 734 FICO.	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No
(REDACTED)	52467719	Closed	2023-02-14 16:28	2023-02-15 22:27	Resolved	1 - Information	Compliance	Right to Rescind	TILA Right of Rescission Test	Ready for Review-Document Uploaded. Attached herein is the post Consummation CD and the final settlement statement evidencing that the loan did not fund until XX/XX/XXXX. - Seller-XX/XX/XXXX.
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

												The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The final Closing Disclosure reflects a closing date of XX/XX/XXXX. and disbursement date of XX/XX/XXXX.. However, the Right to Cancel indicates XX/XX/XXXX. as the date of transaction and midnight of XX/XX/XXXX. as the cancellation date. Please provide a PCCD or other documentation to verify the borrower was given the allowed rescission time and that reflects the correct closing and disbursement dates. - Due Diligence Vendor-XX/XX/XXXX.	Ready for Review-Document Uploaded. Attached herein is the post Consummation CD and the final settlement statement evidencing that the loan did not fund until XX/XX/XXXX.. - Seller-XX/XX/XXXX.		(REDACTED) PCCD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	52467719	Closed	2023-02-13 23:06	2023-02-15 21:59	Resolved	1 - Information	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved- - Due Diligence Vendor-02/15/2023

Ready for Review-Document Uploaded. Please see attached Business info , and # 14 & 16 for the name of agent and type of business - Seller-02/15/2023

												Open-Income and Employment Do Not Meet Guidelines The Bank Statement Program Calculator reflects the borrower holds 100% ownership in the company. Please provide documentation to verify the borrower is 100% owner. - Due Diligence Vendor-02/13/2023	Ready for Review-Document Uploaded. Please see attached Business info , and # 14 & 16 for the name of agent and type of business - Seller-02/15/2023		BUSINESS LICENSE _ CPA LTR _ BUSINESS VERIFICATION.pdf			XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A